Prepaid expenses	12 Months Ended
Dec. 31, 2022
Prepaid expenses
Prepaid Expenses	15. Prepaid expenses Prepaid expenses consist of the following:
	As of December 31,
	2021	2022
	RMB’000	RMB’000
Prepaid expenses	848	4,629